Acquisitions and Divestitures - Assets and Liabilities Held-For-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets held for sale:
Non-current assets or disposal groups classified as held for sale	$ 0.0	$ 2,785.6
Liabilities associated with assets held for sale:
Liabilities included in disposal groups classified as held for sale	0.0	2,035.1
Cash and cash equivalents	$ 5,256.7	4,613.0
Non-current assets held for sale
Liabilities associated with assets held for sale:
Cash and cash equivalents		283.7
Discontinued operations
Assets held for sale:
Insurance contract receivables		61.3
Portfolio investments(2)		2,375.3
Deferred premium acquisition costs		1.7
Recoverable from reinsurers		260.0
Deferred income taxes		2.2
Other assets		85.1
Non-current assets or disposal groups classified as held for sale		2,785.6
Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities		67.1
Derivative obligations		2.0
Insurance contract payables		37.8
Insurance contract liabilities		1,836.8
Borrowings - insurance and reinsurance companies		91.4
Liabilities included in disposal groups classified as held for sale		2,035.1
Intercompany Reinsurance
Assets held for sale:
Non-current assets or disposal groups classified as held for sale		(352.5)
Intercompany Reinsurance | Discontinued operations
Assets held for sale:
Insurance contract receivables		8.2
Portfolio investments(2)		0.0
Deferred premium acquisition costs		(0.2)
Recoverable from reinsurers		(382.0)
Deferred income taxes		0.0
Other assets		0.0
Non-current assets or disposal groups classified as held for sale		(374.0)
Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities		0.0
Derivative obligations		0.0
Insurance contract payables		(11.7)
Insurance contract liabilities		(503.9)
Borrowings - insurance and reinsurance companies		0.0
Liabilities included in disposal groups classified as held for sale		(515.6)
Consolidation Adjustments | Discontinued operations
Assets held for sale:
Insurance contract receivables		0.0
Portfolio investments(2)		(313.4)
Deferred premium acquisition costs		0.0
Recoverable from reinsurers		0.0
Deferred income taxes		0.0
Other assets		(266.1)
Non-current assets or disposal groups classified as held for sale		(579.5)
Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities		(10.5)
Derivative obligations		0.0
Insurance contract payables		0.0
Insurance contract liabilities		0.0
Borrowings - insurance and reinsurance companies		0.0
Liabilities included in disposal groups classified as held for sale		(10.5)
European Run-off | Discontinued operations
Assets held for sale:
Insurance contract receivables		53.1
Portfolio investments(2)		2,688.7
Deferred premium acquisition costs		1.9
Recoverable from reinsurers		642.0
Deferred income taxes		2.2
Other assets		351.2
Non-current assets or disposal groups classified as held for sale		3,739.1
Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities		77.6
Derivative obligations		2.0
Insurance contract payables		49.5
Insurance contract liabilities		2,340.7
Borrowings - insurance and reinsurance companies		91.4
Liabilities included in disposal groups classified as held for sale		$ 2,561.2